NOTES RECEIVABLE	6 Months Ended
Mar. 31, 2025
NOTES RECEIVABLE
NOTES RECEIVABLE

NOTE 8 – NOTES RECEIVABLE

The Company’s notes receivable consisted of the following at March 31, 2025 and September 30, 2024, respectively:

	March 31,	September 30,
	2025	2024
PPA notes	$11,526,591	$-
Related party	150,000	150,000
Total other assets	$11,676,591	$150,000